Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (3,250)	(20,160)	(60,663)	47,815	$ (3,107)	(19,278)	(25,755)	(23,085)
Net cash used in investing activities	(58,870)	(365,268)	(77,561)	(100,051)	(77,772)	(482,546)	(240,246)	(11,139)
Net cash provided by financing activities	$ 78,747	488,590	260,427	(6,272)	$ 78,468	486,862	261,724	70,457